Segment Information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Disclosure of geographical areas [line items]
Net sales		€ 19,889		€ 18,360	[1],[2]
Other revenues		1,452		1,529	[2],[3]
Cost of sales		(5,881)		(5,966)	[2]
Research and development expense		(3,717)		(3,335)	[2]
Selling, general and administrative expense		(4,506)		(4,303)	[2]
Attributable to non-controlling interests		25		17	[2]
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations	[4]	(158)		(85)
Opella Business
Disclosure of geographical areas [line items]
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations		88
Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		19,889		18,360	[1],[5]
Business operating income		5,347		4,916	[5]
Other revenues		1,246		1,352	[3],[5]
Cost of sales		(5,753)		(5,849)	[5]
Research and development expense		(3,716)		(3,334)	[5]
Selling, general and administrative expense		(4,447)		(4,247)	[5]
Miscellaneous Other Operating Income (Expenses)		(1,941)		(1,426)	[5]
Share of profit (loss) of associates and joint ventures accounted for using equity method		77		66	[5]
Attributable to non-controlling interests		(8)		(6)	[5]
Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		7,312		6,138	[1]
Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		138		209	[1]
Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		1,361		1,348	[1]
Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		214		188	[1]
Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		387		320	[1]
Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		276		227	[1]
Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		542		280	[1]
Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		263		207	[1]
Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		136		113	[1]
Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		110		72	[1]
Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		29		21	[1]
Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		356		200	[1]
Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		609		583	[1]
Other segment
Disclosure of geographical areas [line items]
Net sales			[6]		[5]
Business operating income		16	[6]	22	[5]
Other revenues		206	[6]	177	[5]
Cost of sales		(128)	[6]	(110)	[5]
Research and development expense		(1)	[6]	(1)	[5]
Selling, general and administrative expense		(59)	[6]	(56)	[5]
Miscellaneous Other Operating Income (Expenses)		(2)	[6]	12	[5]
Share of profit (loss) of associates and joint ventures accounted for using equity method		0	[6]	0	[5]
Attributable to non-controlling interests		0	[6]	0	[5]
Other Products Segment | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		251		274	[1]
Europe [Member]
Disclosure of geographical areas [line items]
Net sales		4,144		4,072	[7]
Europe [Member] | Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		4,144		4,072
Europe [Member] | Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		944		770
Europe [Member] | Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		40		95
Europe [Member] | Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		223		248
Europe [Member] | Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		52		30
Europe [Member] | Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		132		95
Europe [Member] | Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		83		64
Europe [Member] | Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		0		0
Europe [Member] | Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		23		12
Europe [Member] | Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		55		43
Europe [Member] | Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		44		24
Europe [Member] | Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		1		1
Europe [Member] | Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		85		7
Europe [Member] | Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		96		97
Europe [Member] | Other Products Segment | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		241		273
UNITED STATES
Disclosure of geographical areas [line items]
Net sales		9,535		8,292	[7]
UNITED STATES | Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		9,535		8,292
UNITED STATES | Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		5,283		4,437
UNITED STATES | Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		76		96
UNITED STATES | Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		320		311
UNITED STATES | Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		54		16
UNITED STATES | Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		195		174
UNITED STATES | Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		119		100
UNITED STATES | Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		456		259
UNITED STATES | Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		220		188
UNITED STATES | Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		71		60
UNITED STATES | Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		47		37
UNITED STATES | Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		27		20
UNITED STATES | Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		68		116
UNITED STATES | Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		319		301
UNITED STATES | Other Products Segment | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		1		1
Other Countries [member]
Disclosure of geographical areas [line items]
Net sales		6,210		5,996
Other Countries [member] | Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		6,210		5,996
Other Countries [member] | Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		1,085		931
Other Countries [member] | Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		22		18
Other Countries [member] | Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		818		789
Other Countries [member] | Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		108		142
Other Countries [member] | Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		60		51
Other Countries [member] | Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		74		63
Other Countries [member] | Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		86		21
Other Countries [member] | Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		20		7
Other Countries [member] | Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		10		10
Other Countries [member] | Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		19		11
Other Countries [member] | Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		1		0
Other Countries [member] | Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		203		77
Other Countries [member] | Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		194		185
Other Countries [member] | Other Products Segment | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		€ 9		€ 0

[1]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(b) In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.
[5]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[6]
[7]	(a) Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.